Chase Vista Equity Funds

                        Supplement Dated August 19, 1999
                     Class A, Class B and Class C Shares --
                       Prospectus Dated February 26, 1999

FOCUS FUND

In the "The Fund's main investment strategy" section, which begins on page 33 of the Prospectus, the last sentence of the third paragraph is deleted.

CAPITAL GROWTH FUND

In the "The Fund's main investment strategy" section on page 39 of the Prospectus, in the second paragraph, the market capitalization will change to $1 billion to $10 billion at the time of purchase.

SMALL CAP EQUITY FUND

In the "The Fund's main investment strategy" section on page 46 of the Prospectus, in the first paragraph, the market capitalization will change to $1.5 billion or less at the time of purchase (small cap companies).

SMALL CAP OPPORTUNITIES FUND

In the "The Fund's main investment strategy" section on page 53 of the Prospectus, in the first paragraph, the market capitalization will change to $1.5 billion or less at the time of purchase. The last sentence of the first paragraph will also change to $1.5 billion.

The following paragraphs replace "The Portfolio Managers" section on page 61 of the Prospectus:

Henry Lartigue, Chief Investment Officer at Chase, is responsible for asset allocation and investment strategy for Chase's U.S. domestic equity portfolios. Mr. Lartigue began his career as a securities analyst at Chase in 1984. Mr. Lartigue then worked as an independent registered investment advisor, from July 1992 to June 1994, when he returned to Chase. He is also Portfolio Manager of Chase Equity Growth Fund (since 1994) and Co-Manager of Chase Balanced Fund (since 1994) and Chase Core Equity Fund (since 1996).

BALANCED FUND

Mr. Lartigue and John Miller, Senior Portfolio Manager at Chase, are responsible for management of the Fund's portfolio. Mr. Miller, who is responsible for the debt portion of the Fund, joined Chase in 1986. Prior to joining Chase Mr. Miller held a position as Vice President, Portfolio Manager for AMEV Advisors, Inc. Before that he held positions as an investment and credit manager. Both have been managing the Fund since August 1999. Mr. Miller is also Portfolio Manager of Chase U.S. Government Securities Fund (since 1995) and Chase Income Fund (since 1994).

EQUITY INCOME FUND

Robert Heintz, Director of Equity Management, Research and Trading at Chase, is responsible for management of the Fund's portfolio. Mr. Heintz has worked at Chase since 1983 in an investment management position. Before joining Chase he worked at the Bank of New York as a Portfolio Manager. Mr. Heintz has been managing the Fund since August 1999. He is also Portfolio Manager of Chase Equity Income Fund (since 1988).

LARGE CAP EQUITY FUND

Mr. Heintz is responsible for management of the Fund's portfolio. Mr. Heintz has been managing the Fund since August 1999.

GROWTH AND INCOME FUND

Mr. Heintz and Steve O'Keefe, Portfolio Manager at Chase, are responsible for management of the Fund's portfolio. Mr. O'Keefe joined Chase in 1989. Prior to joining Chase, he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999.

FOCUS FUND

Mr. Lartigue and Mr. Heintz are responsible for management of the Fund's portfolio. Both have been managing the Fund since August 1999.

CAPITAL GROWTH FUND

Mr. Heintz and Chris Matlock, Portfolio Manager at Chase, are responsible for management of the Fund's portfolio. Mr. Matlock has worked at Chase since 1994 in numerous investment management roles. Prior to joining Chase he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in an investment management and finance capacity. Both have been managing the Fund since August 1999.

SMALL CAP EQUITY FUND

Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at Chase, are responsible for management of the Fund's portfolio. Ms. Ellis has worked for Chase since 1987 as an analyst and portfolio manager. Before joining Chase she worked for Merrill Lynch, Pierce, Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999. Ms. Ellis is also Portfolio Manager of Chase Small Capitalization Fund (since 1993).

SMALL CAP OPPORTUNITIES FUND

Ms. Ellis and Mr. Lartigue are responsible for management of the Fund's portfolio. Both have been managing the Fund since August 1999.


                                                                       EQ-36-899